Disclosure of detailed information about foreign exchange rates used (Details)	1 Months Ended
	Feb. 28, 2019 Rand_USD CAD_USD	Feb. 28, 2018 Rand_USD CAD_USD	Aug. 31, 2018 Rand_USD CAD_USD
Rand / USD [Member]
Statements [Line Items]
Period-end rate | Rand_USD	14.0454		14.6883
Period average rate | Rand_USD	14.2006	13.7564
CAD/USD [Member]
Statements [Line Items]
Period-end rate | CAD_USD	1.3169		1.3055
Period average rate | CAD_USD	1.3195	1.2571